Employee benefits: variable compensation - Effect on income statement (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		$ 7,292	[1]	$ 7,467	[2]	$ 7,178	[3]
Personnel expenses deferred to the next and following years		4,694		5,164		5,723
Personnel expenses related to share-based compensation		634		711		831
Personnel expenses related to share-based compensation - performance awards		526		583		708
Personnel expenses related to share-based compensation - other variable compensation		12		26		41
Personnel expenses related to share-based compensation - financial advisor variable compensation		95		102		82
Personnel expenses related to share-based compensation recognized within other Note 6 expense categories		49		101		90
Salaries related to share-based compensation		15		25		39
Social security related to share-based compensation		8		51		27
Personnel expenses related to share-based compensation - Equity Plus Plan		26		25		24
Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		5,889		5,718		5,218
Personnel expenses deferred to the next and following years		1,250		1,316		1,626
Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,403		1,749		1,960
Personnel expenses deferred to the next and following years		3,444		3,848		4,097
Total variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,995		3,151		3,013
Personnel expenses deferred to the next and following years		1,238		1,291		1,518
Total variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,461		2,487		2,221
Personnel expenses deferred to the next and following years		585		594		677
Total variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		534		664		792
Personnel expenses deferred to the next and following years		653		697		841
Non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,057		2,062		1,799
Personnel expenses deferred to the next and following years		0		0		0
Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,089		2,088		1,842
Personnel expenses deferred to the next and following years		0		0		0
Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(32)		(25)		(43)
Personnel expenses deferred to the next and following years		0		0		0
Deferred compensation awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		938		1,088		1,215
Personnel expenses deferred to the next and following years		1,238		1,291		1,518
Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		373		399		379
Personnel expenses deferred to the next and following years		585		594		677
Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		565		689		835
Personnel expenses deferred to the next and following years		653		697		841
of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		526		583		708
Personnel expenses deferred to the next and following years		570		620		861
of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		217		239		217
Personnel expenses deferred to the next and following years		325		329		511
of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		309		344		491
Personnel expenses deferred to the next and following years		244		291		349
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		357		444		435
Personnel expenses deferred to the next and following years		620		614		593
of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		131		135		136
Personnel expenses deferred to the next and following years		238		238		132
of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		226		310		299
Personnel expenses deferred to the next and following years		382		376		460
of which: Asset Management EOP
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		53		57		66
Personnel expenses deferred to the next and following years		48		54		60
of which: Asset Management EOP | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		25		25		26
Personnel expenses deferred to the next and following years		22		27		34
of which: Asset Management EOP | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		28		32		39
Personnel expenses deferred to the next and following years		26		27		26
of which: Other performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2		4		6
Personnel expenses deferred to the next and following years		1		3		5
of which: Other performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
of which: Other performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2		4		6
Personnel expenses deferred to the next and following years		1		3		5
Total variable compensation - other
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		243		252		425
Personnel expenses deferred to the next and following years		450		494		455
Total variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		162		151		272
Personnel expenses deferred to the next and following years		180		196		159
Total variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		80		101		153
Personnel expenses deferred to the next and following years		269		298		296
Replacement payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		72		72		87
Personnel expenses deferred to the next and following years		102		130		70
Replacement payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		7		13		25
Personnel expenses deferred to the next and following years		60		86		40
Replacement payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		64		59		62
Personnel expenses deferred to the next and following years		41		44		30
Forfeiture credits
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(136)		(107)		(74)
Personnel expenses deferred to the next and following years		0		0		0
Forfeiture credits | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
Forfeiture credits | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(136)		(107)		(74)
Personnel expenses deferred to the next and following years		0		0		0
Severance payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		123		113		220
Personnel expenses deferred to the next and following years		0		0		0
Severance payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		123		113		220
Personnel expenses deferred to the next and following years		0		0		0
Severance payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
Retention plan and other payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		66		63		76
Personnel expenses deferred to the next and following years		57		63		50
Retention plan and other payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		33		25		26
Personnel expenses deferred to the next and following years		24		30		23
Retention plan and other payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		33		38		50
Personnel expenses deferred to the next and following years		33		33		26
Deferred Contingent Capital Plan: interest expense
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		119		111		115
Personnel expenses deferred to the next and following years		291		301		335
Deferred Contingent Capital Plan: interest expense | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		96		80		96
Deferred Contingent Capital Plan: interest expense | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		119		111		115
Personnel expenses deferred to the next and following years		195		222		239
Total financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		4,054		4,064		3,740
Personnel expenses deferred to the next and following years		3,006		3,379		3,750
Total financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,266		3,080		2,725
Personnel expenses deferred to the next and following years		484		526		790
Total financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		789		984		1,015
Personnel expenses deferred to the next and following years		2,522		2,853		2,961
Financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,470		3,310		2,931
Personnel expenses deferred to the next and following years		767		951		1,071
Financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,233		3,050		2,682
Personnel expenses deferred to the next and following years		128		156		194
Financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		237		260		250
Personnel expenses deferred to the next and following years		639		795		877
of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,089		2,891		2,534
Personnel expenses deferred to the next and following years		0		0		0
of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,089		2,891		2,534
Personnel expenses deferred to the next and following years		0		0		0
of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		95		102		82
Personnel expenses deferred to the next and following years		183		191		174
of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		51		54		34
Personnel expenses deferred to the next and following years		52		70		57
of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		44		48		49
Personnel expenses deferred to the next and following years		131		121		117
of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		286		316		315
Personnel expenses deferred to the next and following years		584		760		897
of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		93		104		114
Personnel expenses deferred to the next and following years		76		86		137
of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		193		212		201
Personnel expenses deferred to the next and following years		507		674		760
Compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[4]	584		754		808
Personnel expenses deferred to the next and following years	[4]	2,240		2,428		2,679
Compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[4]	33		31		43
Personnel expenses deferred to the next and following years	[4]	357		369		596
Compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[4]	551		723		765
Personnel expenses deferred to the next and following years	[4]	1,883		2,058		2,084
UBS AG
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		7,068	[5]	7,349	[6]	7,170	[7]
Personnel expenses deferred to the next and following years		4,656		5,135		5,691
Personnel expenses related to share-based compensation		612		726		830
Personnel expenses related to share-based compensation - performance awards		507		599		708
Personnel expenses related to share-based compensation - other variable compensation		10		25		40
Personnel expenses related to share-based compensation - financial advisor variable compensation		95		102		82
Personnel expenses related to share-based compensation recognized within other Note 6 expense categories		44		97		90
Salaries related to share-based compensation		15		25		39
Social security related to share-based compensation		7		49		27
Personnel expenses related to share-based compensation - Equity Plus Plan		22		23		24
UBS AG | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		5,666		5,585		5,208
Personnel expenses deferred to the next and following years		1,233		1,306		1,595
UBS AG | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,402		1,764		1,961
Personnel expenses deferred to the next and following years		3,424		3,829		4,096
UBS AG | Total variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,794		3,054		3,005
Personnel expenses deferred to the next and following years		1,208		1,274		1,486
UBS AG | Total variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2,256		2,373		2,212
Personnel expenses deferred to the next and following years		570		589		646
UBS AG | Total variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		538		680		793
Personnel expenses deferred to the next and following years		638		685		840
UBS AG | Non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,870		1,958		1,791
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		1,896		1,982		1,833
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(26)		(24)		(42)
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Deferred compensation awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		924		1,096		1,214
Personnel expenses deferred to the next and following years		1,208		1,274		1,486
UBS AG | Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		360		392		379
Personnel expenses deferred to the next and following years		570		589		646
UBS AG | Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		564		704		835
Personnel expenses deferred to the next and following years		638		685		840
UBS AG | of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		507		599		708
Personnel expenses deferred to the next and following years		554		608		605
UBS AG | of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		208		235		217
Personnel expenses deferred to the next and following years		316		322		256
UBS AG | of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		299		364		491
Personnel expenses deferred to the next and following years		238		286		349
UBS AG | of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		361		436		435
Personnel expenses deferred to the next and following years		605		609		818
UBS AG | of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		126		132		136
Personnel expenses deferred to the next and following years		232		240		358
UBS AG | of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		235		304		299
Personnel expenses deferred to the next and following years		373		369		460
UBS AG | of which: Asset Management EOP
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		53		57		66
Personnel expenses deferred to the next and following years		48		54		58
UBS AG | of which: Asset Management EOP | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		25		25		26
Personnel expenses deferred to the next and following years		22		27		32
UBS AG | of which: Asset Management EOP | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		28		32		39
Personnel expenses deferred to the next and following years		26		27		26
UBS AG | of which: Other performance awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2		4		6
Personnel expenses deferred to the next and following years		1		3		5
UBS AG | of which: Other performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | of which: Other performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		2		4		6
Personnel expenses deferred to the next and following years		1		3		5
UBS AG | Total variable compensation - other
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		220		231		425
Personnel expenses deferred to the next and following years		442		482		455
UBS AG | Total variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		144		131		271
Personnel expenses deferred to the next and following years		178		191		159
UBS AG | Total variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		75		99		153
Personnel expenses deferred to the next and following years		264		291		296
UBS AG | Replacement payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		68		70		87
Personnel expenses deferred to the next and following years		99		123		70
UBS AG | Replacement payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		7		12		25
Personnel expenses deferred to the next and following years		58		82		40
UBS AG | Replacement payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		61		58		62
Personnel expenses deferred to the next and following years		40		41		30
UBS AG | Forfeiture credits
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(136)		(106)		(74)
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Forfeiture credits | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Forfeiture credits | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		(136)		(106)		(74)
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Severance payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		106		95		220
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Severance payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		106		95		220
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Severance payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | Retention plan and other payments
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		64		62		78
Personnel expenses deferred to the next and following years		56		62		50
UBS AG | Retention plan and other payments | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		31		24		26
Personnel expenses deferred to the next and following years		23		30		23
UBS AG | Retention plan and other payments | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		33		38		51
Personnel expenses deferred to the next and following years		33		32		26
UBS AG | Deferred Contingent Capital Plan: interest expense
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		116		110		113
Personnel expenses deferred to the next and following years		288		297		335
UBS AG | Deferred Contingent Capital Plan: interest expense | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		96		80		96
UBS AG | Deferred Contingent Capital Plan: interest expense | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		116		110		113
Personnel expenses deferred to the next and following years		191		218		239
UBS AG | Total financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		4,054		4,064		3,740
Personnel expenses deferred to the next and following years		3,006		3,379		3,750
UBS AG | Total financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,266		3,080		2,725
Personnel expenses deferred to the next and following years		484		526		790
UBS AG | Total financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		789		984		1,015
Personnel expenses deferred to the next and following years		2,522		2,853		2,961
UBS AG | Financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,470		3,310		2,931
Personnel expenses deferred to the next and following years		767		951		1,071
UBS AG | Financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,233		3,050		2,682
Personnel expenses deferred to the next and following years		128		156		194
UBS AG | Financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		237		260		250
Personnel expenses deferred to the next and following years		639		795		877
UBS AG | of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,089		2,891		2,534
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		3,089		2,891		2,534
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		0		0		0
Personnel expenses deferred to the next and following years		0		0		0
UBS AG | of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		95		102		82
Personnel expenses deferred to the next and following years		183		191		174
UBS AG | of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		51		54		34
Personnel expenses deferred to the next and following years		52		70		57
UBS AG | of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		44		48		49
Personnel expenses deferred to the next and following years		131		121		117
UBS AG | of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		286		316		315
Personnel expenses deferred to the next and following years		584		760		897
UBS AG | of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		93		104		114
Personnel expenses deferred to the next and following years		76		86		137
UBS AG | of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year		193		212		201
Personnel expenses deferred to the next and following years		507		674		760
UBS AG | Compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[8]	584		754		808
Personnel expenses deferred to the next and following years	[8]	2,240		2,429		2,679
UBS AG | Compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[8]	33		31		43
Personnel expenses deferred to the next and following years	[8]	357		369		596
UBS AG | Compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Personnel expenses for the current year	[8]	551		723		765
Personnel expenses deferred to the next and following years	[8]	$ 1,883		$ 2,058		$ 2,084

[1]
Includes USD 634 million in expenses related to share-based compensation (performance awards: USD 526 million; other variable compensation: USD 12 million; financial advisor compensation: USD 95 million). A further USD 49 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 15 million, related to role-based allowances; Social security: USD 8 million; Other personnel expenses: USD 26 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were USD 676 million.

[2]
Includes USD 711 million in expenses related to share-based compensation (performance awards: USD 583 million; other variable compensation: USD 26 million; financial advisor compensation: USD 102 million). A further USD 101 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 25 million, related to role-based allowances; Social security: USD 51 million; Other personnel expenses: USD 25 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were USD 735 million.

[3]
Includes USD 831 million in expenses related to share-based compensation (performance awards: USD 708 million; other variable compensation: USD 41 million; financial advisor compensation: USD 82 million). A further USD 90 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 39 million, related to role-based allowances; Social security: USD 27 million; Other personnel expenses: USD 24 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were USD 872 million.

[4]
Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date

[5]
Includes USD 612 million in expenses related to share-based compensation (performance awards: USD 507 million; other variable compensation: USD 10 million; financial advisor compensation: USD 95 million). A further USD 44 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 15 million, related to role-based allowances; Social security: USD 7 million; Other personnel expenses: USD 22 million, related to the Equity Plus Plan).

[6]
Includes USD 726 million in expenses related to share-based compensation (performance awards: USD 599 million; other variable compensation: USD 25 million; financial advisor compensation: USD 102 million). A further USD 97 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 25 million, related to role-based allowances; Social security: USD 49 million; Other personnel expenses: USD 23 million, related to the Equity Plus Plan).

[7]
Includes USD 830 million in expenses related to share-based compensation (performance awards: USD 708 million; other variable compensation: USD 40 million; financial advisor compensation: USD 82 million). A further USD 90 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: USD 39 million, related to role-based allowances; Social security: USD 27 million; Other personnel expenses: USD 24 million, related to the Equity Plus Plan).

[8]
Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date